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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds II

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—98.6%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	178,292	$85,580
AEROSPACE & DEFENSE—2.6%
Honeywell International, Inc.+	899,500	94,492,475
Lockheed Martin Corp.	100,800	20,875,680
The Boeing Co.+	213,900	30,837,963
		146,206,118
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	223,200	22,846,752
AIRLINES—1.1%
United Continental Holdings, Inc.*	1,115,599	62,908,628
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	579,200	29,249,600
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	139,600	16,199,184
Under Armour, Inc., Cl. A*	170,100	16,896,033
		33,095,217
APPAREL RETAIL—0.8%
VF Corp.	582,500	44,904,925
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	467,300	38,313,927
Palantir Technologies, Inc., Cl. A*,@	348,292	2,476,356
salesforce.com, inc.*	1,018,421	74,650,259
		115,440,542
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC.	750,600	58,606,848
Lear Corp.	63,800	6,639,666
WABCO Holdings, Inc.*	74,500	9,198,515
		74,445,029
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	33,300	8,862,795
BIOTECHNOLOGY—8.7%
ACADIA Pharmaceuticals, Inc.*	286,600	13,988,946
Amgen, Inc.	375,464	66,303,188
Biogen, Inc.*+	213,680	68,116,910
BioMarin Pharmaceutical, Inc.*	217,900	31,872,233
Bluebird Bio, Inc.*	84,600	14,029,218
Celgene Corp.*	504,100	66,163,125
Gilead Sciences, Inc.+	911,950	107,482,427
Incyte Corp.*	203,100	21,179,268
Intercept Pharmaceuticals, Inc.*	132,812	35,037,134
United Therapeutics Corp.*	138,700	23,490,232
Vertex Pharmaceuticals, Inc.*	267,958	36,174,330
		483,837,011
BREWERS—1.6%
Anheuser-Busch InBev NV#	420,300	50,246,865
Molson Coors Brewing Co., Cl. B	455,500	32,404,270
SABMiller PLC.*	101,000	5,295,306
		87,946,441

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—0.5%
Fortune Brands Home & Security, Inc.	56,635	$2,704,321
Lennox International, Inc.	194,000	22,905,580
		25,609,901
CABLE & SATELLITE—1.8%
Comcast Corporation, Cl. A	1,580,440	98,635,260
COMMUNICATIONS EQUIPMENT—1.0%
Arista Networks, Inc.*	378,958	32,010,582
ARRIS Group, Inc.*	436,200	13,487,304
QUALCOMM, Inc.	155,800	10,031,962
		55,529,848
CONSTRUCTION MATERIALS—0.4%
Vulcan Materials Co.	250,300	22,782,306
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Alliance Data Systems Corp.*	145,515	40,022,446
Fiserv, Inc.*	197,600	17,163,536
Visa, Inc., Cl. A+	1,913,860	144,190,212
		201,376,194
DRUG RETAIL—2.5%
CVS Caremark Corp.	485,200	54,570,444
Rite Aid Corp.*	2,100,300	18,713,673
Walgreens Boots Alliance, Inc.	659,850	63,761,305
		137,045,422
FOOD RETAIL—0.8%
The Kroger Co.	1,161,800	45,589,032
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	131,743	15,179,428
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	285,100	22,913,487
Dollar Tree, Inc.*	346,700	27,053,001
		49,966,488
HEALTH CARE EQUIPMENT—2.3%
Becton Dickinson and Co.	195,000	29,669,250
DexCom, Inc.*	372,598	31,540,421
Edwards Lifesciences Corp.*	178,500	27,160,560
Hologic, Inc.*	888,800	37,027,408
		125,397,639
HEALTH CARE FACILITIES—1.5%
HCA Holdings, Inc.*	722,451	67,195,168
Universal Health Services, Inc., Cl. B	113,200	16,440,036
		83,635,204
HEALTH CARE SERVICES—0.2%
Adeptus Health, Inc., Cl. A*	77,000	8,461,530
HOME ENTERTAINMENT SOFTWARE—0.3%
Activision Blizzard, Inc.	681,800	17,583,622
HOME IMPROVEMENT RETAIL—1.5%
Lowe's Companies, Inc.	519,400	36,025,584
The Home Depot, Inc.	423,158	49,522,181
		85,547,765

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—2.3%
Carnival Corp.	408,400	$21,763,636
Ctrip.com International Ltd.#*	569,123	40,737,825
Hilton Worldwide Holdings, Inc.*	648,719	17,418,105
Norwegian Cruise Line Holdings Ltd.*	257,200	16,054,424
Royal Caribbean Cruises Ltd.+	335,012	30,100,828
		126,074,818
HOUSEWARES & SPECIALTIES—0.9%
Jarden Corp.*	887,850	48,831,750
INDUSTRIAL CONGLOMERATES—1.1%
Danaher Corp.	543,700	49,781,172
General Electric Co.	497,000	12,971,700
		62,752,872
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	171,600	24,454,716
INDUSTRIAL MACHINERY—0.4%
Ingersoll-Rand PLC.	276,804	16,995,765
NN, Inc.	222,166	5,072,050
		22,067,815
INTERNET RETAIL—4.7%
Amazon.com, Inc.*+	309,048	165,696,085
JD.com, Inc.#*	158,400	5,231,952
NetFlix, Inc.*	293,300	33,527,123
Qunar Cayman Islands Ltd.#*	310,580	12,969,821
TripAdvisor, Inc.*	529,703	42,047,824
		259,472,805
INTERNET SOFTWARE & SERVICES—9.7%
Alibaba Group Holding Ltd.#*	132,400	10,372,216
Demandware, Inc.*	420,600	31,780,536
Facebook, Inc., Cl. A*+	2,335,815	219,589,968
Google, Inc., Cl. C*+	331,953	207,673,117
GrubHub, Inc.*	645,058	20,454,789
LendingClub Corp.*	774,781	11,242,072
LinkedIn Corp., Cl. A*	51,300	10,427,238
Yahoo! Inc.*	726,595	26,644,239
		538,184,175
INVESTMENT BANKING & BROKERAGE—1.0%
E*TRADE Financial Corp.*	590,700	16,787,694
Morgan Stanley	687,100	26,686,964
The Charles Schwab Corp.	133,500	4,656,480
The Goldman Sachs Group, Inc.	38,800	7,956,716
		56,087,854
IT CONSULTING & OTHER SERVICES—0.3%
Cognizant Technology Solutions Corp., Cl. A*	267,900	16,904,490
LIFE SCIENCES TOOLS & SERVICES—1.7%
Illumina, Inc.*	52,100	11,425,530
Thermo Fisher Scientific, Inc.+	601,874	83,979,479
		95,405,009

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—2.5%
Aetna, Inc.	131,777	$14,886,848
Cigna Corp.	422,103	60,808,158
Humana, Inc.	94,960	17,291,266
UnitedHealth Group, Inc.	386,724	46,948,294
		139,934,566
MOVIES & ENTERTAINMENT—2.1%
Live Nation Entertainment, Inc.*	123,366	3,234,657
The Walt Disney Co.	568,600	68,232,000
Time Warner, Inc.	534,700	47,074,988
		118,541,645
MULTI-LINE INSURANCE—1.1%
American International Group, Inc.	229,900	14,741,188
Hartford Financial Services Group, Inc.	1,019,955	48,498,860
		63,240,048
MULTI-UTILITIES—0.3%
Sempra Energy	142,400	14,493,472
OIL & GAS EQUIPMENT & SERVICES—1.0%
Baker Hughes, Inc.	713,100	41,466,765
Weatherford International PLC.*	1,251,120	13,361,962
		54,828,727
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Anadarko Petroleum Corp.+	664,751	49,424,237
Devon Energy Corp.	273,800	13,531,196
		62,955,433
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Cheniere Energy, Inc.*	193,457	13,342,729
OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Bank of America Corp.	1,308,517	23,396,284
Citigroup, Inc.	753,000	44,020,380
		67,416,664
PACKAGED FOODS & MEATS—0.1%
Mead Johnson Nutrition Co., Cl. A	78,200	6,912,098
PHARMACEUTICALS—7.4%
AbbVie, Inc.	125,658	8,797,317
Allergan PLC.*+	769,487	254,815,620
Bristol-Myers Squibb Co.	1,216,600	79,857,624
Mallinckrodt PLC.*	86,300	10,697,748
Mylan NV*	83,400	4,669,566
Pacira Pharmaceuticals, Inc.*	59,460	3,949,333
Shire PLC.	527,938	46,921,143
		409,708,351
RAILROADS—0.8%
Union Pacific Corp.	422,705	41,251,781
REGIONAL BANKS—0.3%
Citizens Financial Group, Inc.	533,000	13,895,310
RENEWABLE ELECTRICITY—0.3%
TerraForm Global, Inc., Cl. A*,@	1,122,737	14,146,476

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RENEWABLE ELECTRICITY—(CONT.)
TerraForm Power, Inc., Cl. A	150,330	$4,533,953
		18,680,429
RESEARCH & CONSULTING SERVICES—0.2%
CoStar Group, Inc.*	64,814	13,046,410
RESTAURANTS—1.8%
McDonald's Corp.	220,537	22,022,825
Starbucks Corp.+	639,960	37,072,883
Yum! Brands, Inc.	477,110	41,871,173
		100,966,881
SECURITY & ALARM SERVICES—0.3%
Tyco International PLC.	427,421	16,237,724
SEMICONDUCTOR EQUIPMENT—0.7%
SunEdison, Inc.*	1,670,500	38,889,240
SEMICONDUCTORS—3.3%
Avago Technologies Ltd.	434,900	54,423,386
Broadcom Corp., Cl. A	953,700	48,266,757
Microsemi Corp.*	789,204	25,996,380
NXP Semiconductors NV*	571,761	55,455,099
		184,141,622
SOFT DRINKS—1.0%
PepsiCo, Inc.+	582,815	56,154,225
SPECIALIZED FINANCE—0.5%
McGraw Hill Financial, Inc.	267,200	27,187,600
SPECIALTY CHEMICALS—1.3%
PPG Industries, Inc.	646,100	70,024,318
SPECIALTY STORES—0.5%
Signet Jewelers Ltd.	205,912	24,960,653
SYSTEMS SOFTWARE—2.6%
Microsoft Corp.+	1,929,520	90,108,584
Oracle Corp.	660,200	26,368,388
ServiceNow, Inc.*	374,100	30,115,050
		146,592,022
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.+	2,504,695	303,819,503
Western Digital Corp.	441,360	37,983,442
		341,802,945
TOBACCO—0.4%
Altria Group, Inc.	430,100	23,388,838
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	1,266,171	45,328,922
WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp., Cl. A*	265,400	32,039,088
TOTAL COMMON STOCKS
(Cost $4,654,194,309)		5,478,366,322
PREFERRED STOCKS—0.6%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	1,537,428	737,965

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2015 (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
ADVERTISING—(CONT.)
Choicestream, Inc., Cl. B*,@,(a)	3,765,639	$1,807,507
		2,545,472
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	1,420,438	10,099,314
Palantir Technologies, Inc., Cl. D*,@	185,062	1,315,791
		11,415,105
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc.*,@,(a)	2,912,012	13,104,054
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	171,099	6,447,011
TOTAL PREFERRED STOCKS
(Cost $32,736,484)		33,511,642
MASTER LIMITED PARTNERSHIP—2.3%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
The Blackstone Group LP.	3,031,769	118,996,933
The Carlyle Group LP.	352,710	9,385,613
		128,382,546
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $109,667,528)		128,382,546
REAL ESTATE INVESTMENT TRUST—1.2%	SHARES	VALUE
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	1,272,200	37,110,074
SPECIALIZED—0.5%
Crown Castle International Corp.	320,200	26,227,582
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $64,742,904)		63,337,656
SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.@	2,715,111	2,715,111
(Cost $2,715,111)		2,715,111
Total Investments
(Cost $4,864,056,336)(b)	102.7%	5,706,313,277
Liabilities in Excess of Other Assets	(2.7)%	(152,362,849)
NET ASSETS	100.0%	$ 5,553,950,428

* Non-income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,919,642,004, amounted to $786,671,273 which consisted of aggregate gross unrealized appreciation of
$906,943,590 and aggregate gross unrealized depreciation of $120,272,317.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2015 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$51,705	$85,580	0.00%
Choicestream, Inc., Cl. A	12/17/2013	1,229,452	737,965	0.01%
Choicestream, Inc., Cl. B	7/10/2014	2,259,383	1,807,507	0.03%
Intarcia Therapeutics, Inc.	3/27/2014	5,541,897	6,447,011	0.12%
JS Kred SPV I, LLC.	6/26/2015	2,715,111	2,715,111	0.05%
Palantir Technologies, Inc., Cl. A	10/07/2014	2,266,336	2,476,356	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	9,379,767	10,099,314	0.18%
Palantir Technologies, Inc., Cl. D	10/14/2014	1,221,931	1,315,791	0.02%
Prosetta Biosciences, Inc.	2/06/2015	13,104,054	13,104,054	0.24%
TerraForm Global, Inc., Cl. A	6/08/2015	15,999,000	14,146,476	0.26%
Total			$52,935,165	0.96%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2015

COMMON STOCKS—-2.8%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—-0.3%
Deere & Co.	(194,800)	$ (18,422,236)
ASSET MANAGEMENT & CUSTODY BANKS—-0.2%
Waddell & Reed Financial, Inc., Cl. A	(248,100)	(11,142,171)
BIOTECHNOLOGY—-0.1%
Myriad Genetics, Inc.*	(163,716)	(5,585,990)
BROADCASTING—-0.3%
Scripps Networks Interactive, Inc., Cl. A	(237,700)	(14,875,266)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—-0.2%
PACCAR, Inc.	(208,900)	(13,545,076)
HOUSEWARES & SPECIALTIES—-0.1%
Tupperware Brands Corp.	(86,700)	(5,069,349)
REGIONAL BANKS—-0.3%
Hancock Holding Co.	(517,900)	(15,133,038)
RESTAURANTS—-0.2%
Dunkin' Brands Group, Inc.	(242,507)	(13,068,702)
SEMICONDUCTORS—-0.3%
Linear Technology Corp.	(316,400)	(12,972,400)
Synaptics, Inc.*	(39,766)	(3,156,625)
		(16,129,025)
SPECIALTY CHEMICALS—-0.2%
Celanese Corp.	(132,100)	(8,708,032)
SYSTEMS SOFTWARE—-0.2%
NetSuite, Inc.*	(117,600)	(11,623,584)
TRADING COMPANIES & DISTRIBUTORS—-0.4%
Fastenal Co.	(282,300)	(11,817,078)
WW Grainger, Inc.	(35,700)	(8,164,947)
		(19,982,025)
TOTAL Common Stocks		$ (153,284,494)
(Proceeds $156,345,423)
REAL ESTATE INVESTMENT TRUST—-0.1%	SHARES	VALUE
OFFICE REITS—-0.1%
Boston Properties, Inc.	(44,000)	(5,424,320)
RETAIL REITS—0.0%
Simon Property Group, Inc.	(15,400)	(2,883,188)
TOTAL Real Estate Investment Trust		$ (8,307,508)
(Proceeds $8,397,960)
TOTAL (Proceeds $164,743,383)		$ (161,592,002)

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—95.9%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	3,619	$1,737
AEROSPACE & DEFENSE—3.2%
Hexcel Corp.	17,450	905,480
Honeywell International, Inc.	17,515	1,839,951
		2,745,431
AGRICULTURAL & FARM MACHINERY—0.5%
Lindsay Corp.	5,510	462,124
AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp.	5,515	945,381
United Parcel Service, Inc., Cl. B	8,190	838,329
		1,783,710
APPLICATION SOFTWARE—1.2%
EnerNOC, Inc.*	37,525	308,831
SAP SE#	10,330	740,351
		1,049,182
AUTO PARTS & EQUIPMENT—3.4%
BorgWarner, Inc.	24,475	1,216,652
Delphi Automotive PLC.	7,260	566,861
Johnson Controls, Inc.	24,140	1,099,818
		2,883,331
AUTOMOBILE MANUFACTURERS—2.4%
Tesla Motors, Inc.*	7,545	2,008,102
COMMODITY CHEMICALS—0.7%
Calgon Carbon Corp.	33,430	591,377
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	31,190	886,420
CONSTRUCTION & ENGINEERING—0.6%
AECOM*	16,870	520,102
CONSUMER ELECTRONICS—1.2%
Harman International Industries, Inc.	9,665	1,040,534
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Alliance Data Systems Corp.*	3,965	1,090,534
PayPal Holdings, Inc.*	21,835	845,014
Visa, Inc., Cl. A	17,900	1,348,586
		3,284,134
DISTRIBUTORS—1.9%
LKQ Corp.*	51,590	1,623,021
DRUG RETAIL—1.1%
CVS Caremark Corp.	8,185	920,567
ELECTRIC UTILITIES—1.6%
Duke Energy Corp.	9,010	668,722
ITC Holdings Corp.	21,765	735,222
		1,403,944
ELECTRICAL COMPONENTS & EQUIPMENT—4.3%
Acuity Brands, Inc.	12,295	2,473,631
SolarCity Corp.*	20,400	1,183,200
		3,656,831

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
Itron, Inc.*	15,035	$484,578
ENVIRONMENTAL & FACILITIES SERVICES—3.8%
Clean Harbors, Inc.*	11,545	571,708
Covanta Holding Corp.	37,680	743,803
Tetra Tech, Inc.	37,500	999,000
Waste Management, Inc.	17,605	900,144
		3,214,655
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	17,545	798,824
FOOD RETAIL—0.5%
Whole Foods Market, Inc.	11,825	430,430
FOOTWEAR—3.1%
NIKE, Inc., Cl. B	22,690	2,614,342
HOME IMPROVEMENT RETAIL—3.4%
The Home Depot, Inc.	24,940	2,918,728
HOUSEHOLD PRODUCTS—1.2%
The Procter & Gamble Co.	13,504	1,035,757
HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores, Inc.	4,540	326,789
INDUSTRIAL CONGLOMERATES—1.4%
General Electric Co.	44,755	1,168,106
INDUSTRIAL GASES—0.8%
Praxair, Inc.	5,860	668,860
INDUSTRIAL MACHINERY—3.0%
Pall Corp.	5,395	682,198
Woodward Governor Co.	19,370	956,103
Xylem, Inc.	25,755	889,320
		2,527,621
INTERNET RETAIL—2.8%
Amazon.com, Inc.*	4,510	2,418,036
INTERNET SOFTWARE & SERVICES—7.4%
eBay, Inc.*	21,835	614,000
Facebook, Inc., Cl. A*	25,840	2,429,219
Google, Inc., Cl. A*	2,530	1,663,475
Google, Inc., Cl. C*	2,536	1,586,547
		6,293,241
LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp.	12,950	729,344
MANAGED HEALTH CARE—2.2%
Aetna, Inc.	10,080	1,138,737
Humana, Inc.	4,065	740,196
		1,878,933
MOVIES & ENTERTAINMENT—2.4%
The Walt Disney Co.	16,885	2,026,200
PACKAGED FOODS & MEATS—1.4%
The WhiteWave Foods Co.*	22,670	1,170,225
PHARMACEUTICALS—7.1%
Allergan PLC.*	6,830	2,261,754

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Bristol-Myers Squibb Co.	26,065	$1,710,907
Johnson & Johnson	14,665	1,469,580
Merck & Co., Inc.	10,705	631,167
		6,073,408
RAILROADS—0.7%
Norfolk Southern Corp.	7,225	609,284
RENEWABLE ELECTRICITY—1.8%
TerraForm Power, Inc., Cl. A	49,880	1,504,381
RESTAURANTS—4.2%
Chipotle Mexican Grill, Inc.*	2,635	1,955,776
Starbucks Corp.	28,120	1,628,992
		3,584,768
SEMICONDUCTOR EQUIPMENT—1.9%
SunEdison, Inc.*	67,650	1,574,892
SEMICONDUCTORS—3.9%
Broadcom Corp., Cl. A	20,825	1,053,953
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,060	363,108
First Solar, Inc.*	25,410	1,125,663
Intel Corp.	25,545	739,528
		3,282,252
SOFT DRINKS—1.5%
The Coca-Cola Co.	31,660	1,300,593
SPECIALTY CHEMICALS—0.6%
Chemtura Corp.*	17,315	474,950
SYSTEMS SOFTWARE—1.6%
Microsoft Corp.	29,620	1,383,254
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	47,490	5,760,537
EMC Corp.	15,480	416,257
		6,176,794
TOTAL COMMON STOCKS
(Cost $57,650,644)		81,529,792
PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	31,215	14,984
Choicestream, Inc., Cl. B*,@,(a)	69,819	33,513
		48,497
TOTAL PREFERRED STOCKS
(Cost $66,854)		48,497
MASTER LIMITED PARTNERSHIP—0.0%	SHARES	VALUE
RENEWABLE ELECTRICITY—0.0%
8Point3 Energy Partners LP*	2,410	38,367
(Cost $50,610)		38,367
Total Investments
(Cost $57,768,108)(b)	96.0%	81,616,656
Other Assets in Excess of Liabilities	4.0%	3,375,090
NET ASSETS	100.0%	$84,991,746

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2015 (Continued)

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$57,784,421, amounted to $23,832,235 which consisted of aggregate gross unrealized appreciation of $25,757,827 and aggregate gross unrealized depreciation of $1,925,592.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security		Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.		3/14/2014	$1,050	$1,737	0.00%
Choicestream, Inc., Cl. A		12/17/2013	24,962	14,984	0.02%
Choicestream, Inc., Cl. B		7/10/2014	41,892	33,513	0.04%
	Total			$50,234	0.06%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER ANALYST FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.2%	SHARES	VALUE
AEROSPACE & DEFENSE—2.7%
Honeywell International, Inc.	2,411	$253,276
AIR FREIGHT & LOGISTICS—0.9%
Forward Air Corp.	1,811	87,924
AIRLINES—1.1%
Spirit Airlines, Inc.*	1,728	103,369
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Under Armour, Inc., Cl. A*	1,965	195,183
APPLICATION SOFTWARE—0.9%
ACI Worldwide, Inc.*	3,785	89,591
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
WisdomTree Investments, Inc.	4,470	111,303
AUTO PARTS & EQUIPMENT—1.9%
Delphi Automotive PLC.	2,326	181,614
BIOTECHNOLOGY—7.5%
Biogen, Inc.*	454	144,726
Celgene Corp.*	1,501	197,006
Intercept Pharmaceuticals, Inc.*	509	134,279
United Therapeutics Corp.*	576	97,552
Vertex Pharmaceuticals, Inc.*	1,032	139,320
		712,883
BREWERS—0.5%
The Boston Beer Co., Inc., Cl. A*	213	46,971
BUILDING PRODUCTS—1.7%
Lennox International, Inc.	1,339	158,096
CABLE & SATELLITE—1.3%
Comcast Corporation, Cl. A	1,946	121,450
CONSTRUCTION MATERIALS—1.5%
Vulcan Materials Co.	1,526	138,896
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Alliance Data Systems Corp.*	416	114,417
Visa, Inc., Cl. A	2,944	221,801
		336,218
EDUCATION SERVICES—1.5%
Grand Canyon Education, Inc.*	3,362	146,012
FOOD RETAIL—0.9%
Whole Foods Market, Inc.	2,290	83,356
GENERAL MERCHANDISE STORES—2.4%
Dollar Tree, Inc.*	2,942	229,564
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.*	1,095	101,846
HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	984	115,157
HOTELS RESORTS & CRUISE LINES—7.4%
Diamond Resorts International, Inc.*	6,044	189,419
Hilton Worldwide Holdings, Inc.*	3,518	94,458
La Quinta Holdings, Inc.*	6,236	132,328
Norwegian Cruise Line Holdings Ltd.*	2,843	177,460

THE ALGER FUNDS II | ALGER ANALYST FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—(CONT.)
Royal Caribbean Cruises Ltd.	1,215	$109,168
		702,833
HOUSEWARES & SPECIALTIES—2.0%
Jarden Corp.*	3,392	186,560
INDUSTRIAL CONGLOMERATES—2.0%
Danaher Corp.	2,088	191,177
INTERNET RETAIL—3.4%
Amazon.com, Inc.*	374	200,520
TripAdvisor, Inc.*	1,548	122,880
		323,400
INTERNET SOFTWARE & SERVICES—10.4%
Demandware, Inc.*	1,732	130,870
Facebook, Inc., Cl. A*	3,033	285,132
Google, Inc., Cl. C*	318	198,944
GrubHub, Inc.*	3,704	117,454
Shutterstock, Inc.*	2,484	132,720
Yahoo! Inc.*	3,346	122,698
		987,818
INVESTMENT BANKING & BROKERAGE—1.3%
TD Ameritrade Holding Corp.	3,241	119,042
MANAGED HEALTH CARE—0.8%
UnitedHealth Group, Inc.	587	71,262
OIL & GAS EQUIPMENT & SERVICES—3.6%
Baker Hughes, Inc.	2,866	166,658
US Silica Holdings, Inc.	2,047	46,098
Weatherford International PLC.*	12,103	129,260
		342,016
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Anadarko Petroleum Corp.	2,336	173,682
Oasis Petroleum, Inc.*	4,896	47,148
		220,830
PHARMACEUTICALS—5.6%
Aerie Pharmaceuticals, Inc.*	3,479	63,109
Allergan PLC.*	601	199,021
Pacira Pharmaceuticals, Inc.*	752	49,948
Shire PLC.#	827	220,652
		532,730
RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	1,493	106,331
REGIONAL BANKS—0.8%
Citizens Financial Group, Inc.	3,058	79,722
RESEARCH & CONSULTING SERVICES—2.4%
CoStar Group, Inc.*	1,151	231,685
RESTAURANTS—1.0%
Yum! Brands, Inc.	1,053	92,411
SECURITY & ALARM SERVICES—1.9%
Tyco International PLC.	4,839	183,834

THE ALGER FUNDS II | ALGER ANALYST FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFT DRINKS—1.6%
PepsiCo, Inc.	1,554	$149,728
SPECIALTY CHEMICALS—2.7%
PPG Industries, Inc.	2,326	252,092
SPECIALTY STORES—5.7%
Signet Jewelers Ltd.	824	99,885
The Michaels Cos, Inc.*	3,861	97,838
Tiffany & Co.	820	78,474
Tractor Supply Co.	1,470	136,005
Ulta Salon, Cosmetics & Fragrance, Inc.*	773	128,341
		540,543
SYSTEMS SOFTWARE—3.1%
ServiceNow, Inc.*	1,892	152,306
TubeMogul, Inc.*	9,936	140,396
		292,702
TRADING COMPANIES & DISTRIBUTORS—1.9%
HD Supply Holdings, Inc.*	4,993	178,749
WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp., Cl. A*	961	116,012
TOTAL COMMON STOCKS
(Cost $8,293,056)		9,114,186
MASTER LIMITED PARTNERSHIP—1.4%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	3,301	129,564
(Cost $116,675)		129,564
Total Investments
(Cost $8,409,731)(a)	97.6%	9,243,750
Other Assets in Excess of Liabilities	2.4%	228,651
NET ASSETS	100.0%	$9,472,401

* Non-income producing security.
# American Depositary Receipts.
(a) At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,477,008, amounted to $766,742 which consisted of aggregate gross unrealized appreciation of $1,243,414 and aggregate gross unrealized depreciation of $476,672.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—60.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
General Dynamics Corp.	3,135	$467,460
Honeywell International, Inc.	9,255	972,238
		1,439,698
AIRLINES—1.0%
United Continental Holdings, Inc.*	20,640	1,163,890
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Under Armour, Inc., Cl. A*	2,995	297,493
APPLICATION SOFTWARE—1.6%
ACI Worldwide, Inc.*	25,395	601,100
Adobe Systems, Inc.*	6,660	546,053
Guidewire Software, Inc.*	9,830	580,461
Palantir Technologies, Inc., Cl. A*,@	6,606	46,969
		1,774,583
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
WisdomTree Investments, Inc.	22,660	564,234
AUTO PARTS & EQUIPMENT—0.8%
Delphi Automotive PLC.	8,860	691,789
WABCO Holdings, Inc.*	2,200	271,634
		963,423
AUTOMOBILE MANUFACTURERS—0.6%
Tesla Motors, Inc.*	2,730	726,589
BIOTECHNOLOGY—6.1%
Amgen, Inc.	7,950	1,403,891
Biogen, Inc.*	2,805	894,178
Celgene Corp.*	6,320	829,500
Gilead Sciences, Inc.+	15,400	1,815,044
Intercept Pharmaceuticals, Inc.*	2,975	784,835
NantKwest, Inc.*	5,725	175,185
United Therapeutics Corp.*	3,140	531,790
Vertex Pharmaceuticals, Inc.*	3,435	463,725
		6,898,148
CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A+	18,975	1,184,230
COMMUNICATIONS EQUIPMENT—0.6%
Arista Networks, Inc.*	3,250	274,527
QUALCOMM, Inc.	5,840	376,038
		650,565
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
Alliance Data Systems Corp.*	2,690	739,858
Fiserv, Inc.*	7,040	611,494
Visa, Inc., Cl. A	7,145	538,304
		1,889,656
DRUG RETAIL—0.9%
CVS Caremark Corp.+	7,255	815,970
Rite Aid Corp.*	22,675	202,034
		1,018,004
ELECTRONIC EQUIPMENT MANUFACTURERS—0.4%
FLIR Systems, Inc.	14,895	458,617

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
GENERAL MERCHANDISE STORES—0.9%
Dollar Tree, Inc.*	13,015	$1,015,560
HEALTH CARE EQUIPMENT—0.8%
Becton Dickinson and Co.	2,670	406,240
DexCom, Inc.*	3,530	298,815
Glaukos Corp.*	7,500	238,425
		943,480
HEALTH CARE FACILITIES—2.3%
HCA Holdings, Inc.*+	15,410	1,433,284
Tenet Healthcare Corporation*	20,085	1,130,786
		2,564,070
HEALTH CARE SERVICES—0.2%
Adeptus Health, Inc., Cl. A*	1,949	214,176
HOME IMPROVEMENT RETAIL—0.7%
The Home Depot, Inc.+	7,240	847,297
HOTELS RESORTS & CRUISE LINES—1.8%
Hilton Worldwide Holdings, Inc.*	39,690	1,065,677
Royal Caribbean Cruises Ltd.	10,510	944,323
		2,010,000
INDUSTRIAL CONGLOMERATES—1.0%
Danaher Corp.	12,160	1,113,370
INDUSTRIAL MACHINERY—0.9%
NN, Inc.	20,205	461,280
Pall Corp.	4,010	507,065
		968,345
INTERNET RETAIL—1.6%
Amazon.com, Inc.*	2,370	1,270,676
TripAdvisor, Inc.*	7,040	558,835
		1,829,511
INTERNET SOFTWARE & SERVICES—8.2%
Criteo SA#*	16,235	864,189
DealerTrack Holdings, Inc.*	14,290	886,980
Demandware, Inc.*	12,115	915,409
Facebook, Inc., Cl. A*+	28,460	2,675,525
Google, Inc., Cl. C*+	3,212	2,009,459
GrubHub, Inc.*	14,090	446,794
LendingClub Corp.*	35,960	521,780
Tencent Holdings Ltd.	15,810	293,936
Yahoo! Inc.*	21,060	772,270
		9,386,342
INVESTMENT BANKING & BROKERAGE—0.2%
E*TRADE Financial Corp.*	8,400	238,728
LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific, Inc.	7,550	1,053,451
MANAGED HEALTH CARE—1.3%
Aetna, Inc.	7,615	860,266
UnitedHealth Group, Inc.	4,735	574,829
		1,435,095

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—0.5%
Lions Gate Entertainment Corp.	14,685	$575,358
MULTI-LINE INSURANCE—1.0%
Hartford Financial Services Group, Inc.	24,490	1,164,499
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Anadarko Petroleum Corp.	14,325	1,065,064
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	66,985	1,197,692
PERSONAL PRODUCTS—0.2%
The Estee Lauder Companies, Inc., Cl. A	2,610	232,577
PHARMACEUTICALS—4.1%
Allergan PLC.*+	10,342	3,424,753
Bristol-Myers Squibb Co.	18,270	1,199,243
		4,623,996
RAILROADS—0.4%
Union Pacific Corp.	4,965	484,534
REAL ESTATE SERVICES—0.4%
Jones Lang LaSalle, Inc.	2,715	483,379
REGIONAL BANKS—0.1%
Citizens Financial Group, Inc.	6,485	169,064
RENEWABLE ELECTRICITY—0.4%
TerraForm Global, Inc., Cl. A*,@	21,123	266,147
TerraForm Power, Inc., Cl. A	5,810	175,230
		441,377
RESEARCH & CONSULTING SERVICES—0.6%
Verisk Analytics, Inc., Cl. A*	9,390	733,453
RESTAURANTS—0.5%
Yum! Brands, Inc.	6,325	555,082
SECURITY & ALARM SERVICES—0.5%
Tyco International PLC.	14,600	554,654
SEMICONDUCTOR EQUIPMENT—0.3%
SunEdison, Inc.*	15,745	366,544
SEMICONDUCTORS—3.3%
Avago Technologies Ltd.	10,055	1,258,283
Broadcom Corp., Cl. A	10,430	527,862
Microsemi Corp.*	23,295	767,337
NXP Semiconductors NV*+	12,285	1,191,522
		3,745,004
SOFT DRINKS—1.2%
PepsiCo, Inc.	14,365	1,384,068
SPECIALTY CHEMICALS—1.2%
Ecolab, Inc.	3,665	424,444
PPG Industries, Inc.	9,045	980,297
		1,404,741
SYSTEMS SOFTWARE—3.5%
Gigamon, Inc.*	8,980	241,382
Microsoft Corp.	23,915	1,116,830
Oracle Corp.	14,270	569,944
ServiceNow, Inc.*	8,435	679,018

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
Tableau Software, Inc., Cl. A*	2,745	$287,511
TubeMogul, Inc.*	77,750	1,098,608
		3,993,293
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Apple, Inc.+	18,190	2,206,447
TRADING COMPANIES & DISTRIBUTORS—0.5%
HD Supply Holdings, Inc.*+	15,290	547,382
TOTAL COMMON STOCKS
(Cost $60,961,363)		68,576,763
PREFERRED STOCKS—0.8%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	26,941	191,550
Palantir Technologies, Inc., Cl. D*,@	3,510	24,956
		216,506
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc.*,@,(a)	41,418	186,381
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc.*,@	2,964	111,683
Tolero Pharmaceuticals, Inc.*,@,(a)	106,120	320,069
		431,752
TOTAL PREFERRED STOCKS
(Cost $803,532)		834,639
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Adolor Corp., CPR, 12/31/2049*,@,(b)	49,870	25,932
(Cost $–)		25,932
MASTER LIMITED PARTNERSHIP—1.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
The Blackstone Group LP.	44,950	1,764,288
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP.	11,665	350,183
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,869,605)		2,114,471
REAL ESTATE INVESTMENT TRUST—1.4%	SHARES	VALUE
MORTGAGE—1.0%
Blackstone Mortgage Trust, Inc., Cl. A+	38,650	1,127,421
SPECIALIZED—0.4%
Crown Castle International Corp.	5,720	468,525
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,610,434)		1,595,946
	PRINCIPAL
U.S. TREASURY OBLIGATIONS—21.9%	AMOUNT	VALUE
0.00%, 8/20/15	25,000,000	24,999,776
(Cost $24,999,776)		24,999,776

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2015 (Continued)

SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	159,212	$ 159,212
(Cost $159,212)		159,212
Total Investments
(Cost $90,403,922)(c)	86.3%	98,306,739
Other Assets in Excess of Liabilities	13.7%	15,647,062
NET ASSETS	100.0%	$ 113,953,801

* Non-income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(c) At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$90,748,348, amounted to $7,558,391 which consisted of aggregate gross unrealized appreciation of $9,591,998 and aggregate gross unrealized depreciation of $2,033,607.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Adolor Corp., CPR	10/24/2011	$–	$25,932	0.02%
Intarcia Therapeutics, Inc.	3/27/2014	96,003	111,683	0.10%
JS Kred SPV I, LLC.	6/26/2015	159,212	159,212	0.14%
Palantir Technologies, Inc., Cl. A	10/07/2014	42,985	46,969	0.04%
Palantir Technologies, Inc., Cl. B	10/07/2014	177,903	191,550	0.17%
Palantir Technologies, Inc., Cl. D	10/24/2014	23,176	24,956	0.02%
Prosetta Biosciences, Inc.	2/06/2014	186,381	186,381	0.16%
TerraForm Global, Inc., Cl. A	6/08/2014	301,000	266,147	0.23%
Tolero Pharmaceuticals, Inc.	8/01/2014	154,147	154,147	0.13%
Tolero Pharmaceuticals, Inc.	10/31/2014	165,9922	165,922	0.15%
Total			$1,332,899	1.16%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2015

COMMON STOCKS—-11.8%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—-0.5%
Deere & Co.	(6,120)	$(578,768)
APPAREL RETAIL—-0.2%
The Gap, Inc.	(7,625)	(278,160)
APPLICATION SOFTWARE—-0.4%
King Digital Entertainment, PLC.	(3,985)	(61,887)
Workday, Inc., Cl. A*	(3,520)	(296,842)
		(358,729)
ASSET MANAGEMENT & CUSTODY BANKS—-0.1%
T. Rowe Price Group, Inc.	(2,070)	(159,659)
BIOTECHNOLOGY—-0.1%
Myriad Genetics, Inc.*	(3,920)	(133,750)
BROADCASTING—-0.4%
Scripps Networks Interactive, Inc., Cl. A	(7,400)	(463,092)
COMMUNICATIONS EQUIPMENT—-0.3%
Polycom, Inc.*	(30,240)	(344,131)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—-0.8%
Cummins, Inc.	(3,280)	(424,858)
PACCAR, Inc.	(7,365)	(477,547)
		(902,405)
CONSUMER FINANCE—-0.1%
Capital One Financial Corp.	(1,940)	(157,722)
DIVERSIFIED BANKS—-0.2%
SPDR S&P Regional Banking ETF	(5,411)	(236,028)
DIVERSIFIED CHEMICALS—-0.2%
FMC Corporation	(3,620)	(175,715)
ELECTRICAL COMPONENTS & EQUIPMENT—-0.2%
Emerson Electric Co.	(3,740)	(193,545)
HEALTH CARE EQUIPMENT—-1.1%
Baxter International, Inc.	(5,690)	(228,055)
Varian Medical Systems, Inc.*	(6,080)	(523,306)
Zimmer Biomet Holdings, Inc.	(4,340)	(451,664)
		(1,203,025)
HEALTH CARE FACILITIES—-0.2%
Community Health Systems, Inc.*	(3,490)	(204,200)
HEALTH CARE SUPPLIES—-0.1%
DENTSPLY International, Inc.	(1,805)	(102,723)
HOME FURNISHING RETAIL—-0.2%
Bed Bath & Beyond, Inc.*	(3,125)	(203,844)
HOUSEWARES & SPECIALTIES—-0.2%
Tupperware Brands Corp.	(4,160)	(243,235)
INSURANCE BROKERS—-0.2%
Aon PLC.	(2,510)	(252,933)
INTEGRATED OIL & GAS—-0.2%
Statoil ASA#	(15,020)	(253,988)
INTERNET SOFTWARE & SERVICES—-0.7%
Constant Contact, Inc.*	(8,800)	(227,392)
Twitter, Inc.*	(7,510)	(232,885)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Zillow Group, Inc., Cl. A*	(4,245)	$(345,968)
		(806,245)
IT CONSULTING & OTHER SERVICES—-0.3%
Accenture PLC., Cl. A	(3,880)	(400,067)
LIFE & HEALTH INSURANCE—-0.3%
MetLife, Inc.	(5,190)	(289,291)
MARKET INDICES—-1.5%
iShares Russell 2000 Growth ETF	(5,334)	(826,503)
iShares Russell 2000 Index Fund ETF	(2,873)	(353,264)
SPDR S&P 500 ETF Trust	(2,450)	(515,725)
		(1,695,492)
REGIONAL BANKS—-0.7%
Cullen/Frost Bankers, Inc.	(3,230)	(234,013)
Hancock Holding Co.	(17,875)	(522,307)
		(756,320)
RESTAURANTS—-0.2%
Dunkin' Brands Group, Inc.	(4,935)	(265,947)
SEMICONDUCTORS—-1.3%
Linear Technology Corp.	(12,935)	(530,335)
Synaptics, Inc.*	(1,495)	(118,673)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(11,025)	(243,763)
Texas Instruments, Inc.	(12,565)	(627,999)
		(1,520,770)
SPECIALTY CHEMICALS—-0.2%
Celanese Corp.	(2,625)	(173,040)
SYSTEMS SOFTWARE—-0.7%
Check Point Software Technologies Ltd.*	(2,795)	(225,752)
FireEye, Inc.*	(3,020)	(134,360)
NetSuite, Inc.*	(4,505)	(445,274)
		(805,386)
TOBACCO—-0.2%
Philip Morris International, Inc.	(3,150)	(269,419)
TOTAL Common Stocks		$ (13,427,629)
(Proceeds $13,257,786)
REAL ESTATE INVESTMENT TRUST—-0.6%	SHARES	VALUE
MORTGAGE REITS—-0.2%
Annaly Capital Management, Inc.	(22,855)	(227,407)
OFFICE REITS—-0.2%
Boston Properties, Inc.	(1,545)	(190,468)
RETAIL REITS—-0.2%
Simon Property Group, Inc.	(1,255)	(234,961)
TOTAL Real Estate Investment Trust		$(652,836)
(Proceeds $662,367)
TOTAL (Proceeds $13,920,153)		$ (14,080,465)

* Non-income producing security.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2015

# American Depositary Receipts.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.3%	SHARES	VALUE
BRAZIL—6.9%
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Restoque Comercio e Confeccoes de Roupas SA	76,100	$120,553
BREWERS—0.8%
Ambev SA	40,535	230,552
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Cielo SA	18,590	237,605
DIVERSIFIED BANKS—1.3%
Itau Unibanco Holding SA#	41,132	357,026
INDUSTRIAL MACHINERY—0.8%
WEG SA	40,628	223,244
MANAGED HEALTH CARE—0.7%
Odontoprev SA*	58,884	191,381
MULTI-LINE INSURANCE—0.6%
BB Seguridade Participacoes SA	17,900	168,725
PAPER PRODUCTS—1.0%
Suzano Papel e Celulose SA*	53,181	260,977
TRUCKING—0.4%
Localiza Rent a Car SA	14,700	120,731
TOTAL BRAZIL
(Cost $2,220,606)		1,910,794
CAYMAN ISLANDS—1.0%
RESTAURANTS—1.0%
Gourmet Master Co., Ltd.	58,000	268,591
(Cost $309,307)
CHILE—0.8%
BREWERS—0.8%
Cia Cervecerias Unidas SA#	10,600	223,660
(Cost $218,628)
CHINA—23.1%
ALUMINUM—0.8%
China Hongqiao Group Ltd.	306,000	226,634
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Li Ning Co., Ltd.*	458,500	226,900
CONSTRUCTION & ENGINEERING—1.7%
China Communications Construction Co., Ltd.	150,206	192,797
China State Construction International Holdings Ltd.	179,568	279,528
		472,325
CONSUMER ELECTRONICS—0.9%
Haier Electronics Group Co., Ltd.	103,000	242,825
ELECTRONIC EQUIPMENT MANUFACTURERS—1.1%
PAX Global Technology Ltd.*	183,145	293,353
HEALTH CARE FACILITIES—0.8%
Phoenix Healthcare Group Co., Ltd.	138,413	226,581
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Huadian Power International Corp., Ltd.	244,000	247,081
Huaneng Renewables Corp., Ltd.	601,760	256,228
		503,309

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CHINA—(CONT.)
INDUSTRIAL CONGLOMERATES—1.2%
China Everbright International Ltd.	209,299	$319,934
INTEGRATED OIL & GAS—0.9%
China Petroleum & Chemical Corp.	327,423	246,355
INTERNET RETAIL—1.6%
Qunar Cayman Islands Ltd.#*	4,192	175,058
Vipshop Holdings Ltd.#*	13,787	268,709
		443,767
INTERNET SOFTWARE & SERVICES—4.8%
Alibaba Group Holding Ltd.#*	3,707	290,406
Baidu, Inc.#*	973	167,998
Tencent Holdings Ltd.	46,007	855,352
		1,313,756
LIFE & HEALTH INSURANCE—2.6%
China Life Insurance Co., Ltd.	101,047	371,525
Ping An Insurance Group Co., of China Ltd.	60,232	346,216
		717,741
OIL & GAS EXPLORATION & PRODUCTION—0.5%
CNOOC Ltd.	120,000	146,948
REAL ESTATE DEVELOPMENT—0.8%
China Overseas Land & Investment Ltd.	69,033	216,948
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.5%
Legend Holdings Corp.*(a)	28,500	128,670
WIRELESS TELECOMMUNICATION SERVICES—2.3%
China Mobile Ltd.	48,730	636,650
TOTAL CHINA
(Cost $5,930,865)		6,362,696
COLOMBIA—0.8%
CONSTRUCTION MATERIALS—0.8%
Cementos Argos SA	65,142	212,616
(Cost $274,757)
EGYPT—0.5%
DIVERSIFIED BANKS—0.5%
Commercial International Bank Egypt SAE(b)	21,731	145,702
(Cost $148,093)
HONG KONG—1.7%
LIFE & HEALTH INSURANCE—1.1%
AIA Group Ltd.	47,495	309,541
MULTI-LINE INSURANCE—0.6%
China Taiping Insurance Holdings Co., Ltd.*	51,400	152,639
TOTAL HONG KONG
(Cost $419,684)		462,180
INDIA—11.4%
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Titan Co., Ltd.	31,368	160,046
AUTO PARTS & EQUIPMENT—1.6%
Motherson Sumi Systems Ltd.*	79,935	433,286
AUTOMOBILE MANUFACTURERS—0.2%
Maruti Suzuki India Ltd.*	1,021	69,122

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
CONSTRUCTION & ENGINEERING—1.0%
Voltas Ltd.*	55,425	$275,320
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Tata Motors Ltd.#	6,070	180,036
CONSTRUCTION MATERIALS—0.7%
Shree Cement Ltd.*	1,075	193,056
DIVERSIFIED BANKS—2.7%
Axis Bank Ltd.	39,475	354,340
HDFC Bank Ltd.	18,715	379,730
		734,070
OIL & GAS REFINING & MARKETING—0.8%
Reliance Industries Ltd.*	14,560	227,720
PHARMACEUTICALS—2.2%
Aurobindo Pharma Ltd.	39,578	468,065
Sun Pharmaceutical Industries Ltd.	10,703	137,315
		605,380
WIRELESS TELECOMMUNICATION SERVICES—0.9%
Bharti Infratel Ltd.	35,691	249,772
TOTAL INDIA
(Cost $2,469,281)		3,127,808
INDONESIA—1.9%
ALTERNATIVE CARRIERS—0.9%
Tower Bersama Infrastructure Tbk PT*	411,412	254,775
DIVERSIFIED BANKS—1.0%
Bank Rakyat Indonesia Persero Tbk., PT	357,600	264,185
TOTAL INDONESIA
(Cost $544,650)		518,960
LUXEMBOURG—0.6%
APPLICATION SOFTWARE—0.6%
Globant SA*	5,140	163,452
(Cost $154,447)
MALAYSIA—1.1%
COMMODITY CHEMICALS—0.5%
Petronas Chemicals Group Bhd*	82,900	139,112
HEALTH CARE FACILITIES—0.6%
KPJ Healthcare Bhd.*	154,273	173,704
TOTAL MALAYSIA
(Cost $318,038)		312,816
MEXICO—6.0%
CONSTRUCTION MATERIALS—1.0%
Cemex SAB de CV#*	32,472	276,012
DIVERSIFIED REAL ESTATE ACTIVITIES—1.3%
Corp Inmobiliaria Vesta SAB de CV	219,881	369,838
GAS UTILITIES—1.0%
Infraestructura Energetica Nova SAB de CV	58,200	283,200
PACKAGED FOODS & MEATS—0.8%
Gruma SAB de CV	15,800	206,720
RESTAURANTS—1.0%
Alsea SAB de CV	82,700	267,885

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MEXICO—(CONT.)
SPECIALIZED FINANCE—0.9%
Unifin Financiera SAPI de CV SOFOM ENR*	111,080	$250,263
TOTAL MEXICO
(Cost $1,661,675)		1,653,918
PERU—0.9%
DIVERSIFIED BANKS—0.9%
Credicorp Ltd.	1,974	260,371
(Cost $270,829)
PHILIPPINES—1.3%
PACKAGED FOODS & MEATS—1.3%
Universal Robina Corp.	84,591	354,465
(Cost $346,571)
RUSSIA—4.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
QIWI PLC.#	7,600	232,712
FOOD RETAIL—1.1%
Magnit PJSC(b)	3,649	197,600
X5 Retail Group NV*,(b)	6,661	118,829
		316,429
IT CONSULTING & OTHER SERVICES—2.2%
Luxoft Holding, Inc.*	9,439	592,392
TOTAL RUSSIA
(Cost $829,571)		1,141,533
SOUTH AFRICA—6.7%
APPAREL RETAIL—1.2%
Mr Price Group Ltd.*	15,997	318,702
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Brait SE*	30,348	366,474
CABLE & SATELLITE—1.8%
Naspers Ltd.	3,546	494,376
OTHER DIVERSIFIED FINANCIAL SERVICES—1.3%
FirstRand Ltd.*	82,622	357,071
PHARMACEUTICALS—1.1%
Aspen Pharmacare Holdings Ltd.	10,248	300,207
TOTAL SOUTH AFRICA
(Cost $1,471,283)		1,836,830
SOUTH KOREA—13.7%
AUTOMOBILE MANUFACTURERS—0.9%
Hyundai Motor Co.	1,834	234,489
BUILDING PRODUCTS—0.8%
KCC Corp.	514	215,658
COMMODITY CHEMICALS—0.7%
Lotte Chemical Corp.*	917	204,957
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
Hyundai Mipo Dockyard Co., Ltd.*	2,359	109,638
DIVERSIFIED BANKS—0.9%
Shinhan Financial Group Co., Ltd.*	7,071	253,978
HOME FURNISHINGS—0.8%
Hanssem Co., Ltd.*	868	221,503

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—(CONT.)
HOUSEHOLD PRODUCTS—0.9%
LG Household & Health Care Ltd.*	349	$256,538
INTERNET SOFTWARE & SERVICES—1.0%
NAVER Corp.	596	267,556
MOVIES & ENTERTAINMENT—0.6%
CJ CGV Co., Ltd.*	1,511	151,931
PACKAGED FOODS & MEATS—1.0%
CJ CheilJedang Corp.	809	285,731
PROPERTY & CASUALTY INSURANCE—1.2%
Hyundai Marine & Fire Insurance Co., Ltd.*	12,043	328,124
SEMICONDUCTOR EQUIPMENT—0.6%
Eo Technics Co., Ltd.*	1,598	156,719
SEMICONDUCTORS—3.9%
Samsung Electronics Co., Ltd.	1,053	1,072,241
TOTAL SOUTH KOREA
(Cost $3,983,239)		3,759,063
TAIWAN—9.0%
COMPUTER HARDWARE—0.6%
Pegatron Corp.*	61,000	170,974
COMPUTER STORAGE & PERIPHERALS—0.7%
Primax Electronics Ltd.	181,000	198,504
DEPARTMENT STORES—0.7%
Poya International Co., Ltd.*	18,180	204,791
DIVERSIFIED BANKS—2.0%
E.Sun Financial Holding Co., Ltd.*	512,055	310,532
SinoPac Financial Holdings Co., Ltd.	530,500	225,578
		536,110
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
TPK Holding Co., Ltd.*	51,200	174,632
ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
Chroma ATE, Inc.*	139,900	283,085
SEMICONDUCTORS—2.5%
ASPEED Technology, Inc.	25,900	243,843
eMemory Technology, Inc.	17,000	189,737
Sitronix Technology Corp.*	98,000	239,929
		673,509
TEXTILES—0.9%
Eclat Textile Co., Ltd.*	16,320	238,084
TOTAL TAIWAN
(Cost $2,684,348)		2,479,689
THAILAND—1.8%
CATALOG RETAIL—0.5%
COL PCL*	106,500	139,768
CONSTRUCTION MATERIALS—0.7%
The Siam Cement PCL	12,400	186,156
OIL & GAS EXPLORATION & PRODUCTION—0.6%
PTT Exploration & Production PCL	62,600	166,769
TOTAL THAILAND
(Cost $613,544)		492,693

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TURKEY—0.6%
DIVERSIFIED BANKS—0.6%
Turkiye Is Bankasi	87,809	$170,783
(Cost $222,076)
UNITED ARAB EMIRATES—0.8%
DIVERSIFIED BANKS—0.8%
Abu Dhabi Commercial Bank PJSC	101,948	229,225
(Cost $213,183)
UNITED KINGDOM—1.6%
AIRLINES—1.1%
Wizz Air Holdings PLC.*(a)	11,776	303,183
BREWERS—0.5%
SABMiller PLC.*	2,746	143,969
TOTAL UNITED KINGDOM
(Cost $371,396)		447,152
TOTAL COMMON STOCKS
(Cost $25,676,071)		26,534,997
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
UNITED STATES—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	43,241	43,241
(Cost $43,241)
Total Investments
(Cost $25,719,312)(c)	96.5%	26,578,238
Other Assets in Excess of Liabilities	3.5%	970,385
NET ASSETS	100.0%	$27,548,623

# American Depositary Receipts.
* Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent 1.6% of the net assets of the Portfolio.
(b)Global Depositary Receipts.
(c) At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$25,814,182, amounted to $764,056 which consisted of aggregate gross unrealized appreciation of $3,785,554 and aggregate gross unrealized depreciation of $3,021,498.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security		Acquisition Date(s)	Cost	Market Value	% of net assets
JS Kred SPV I, LLC.		6/26/2015	$43,241	$43,241	0.16%
	Total			$43,241	0.16%

See Notes to Financial Statements

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst
Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares,
Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-
transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include foreign cash U.S. dollars and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2015 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 1,089,571,039	$ 1,089,485,459	—	$85,580
Consumer Staples	357,036,056	351,740,750	5,295,306	—
Energy	145,273,365	131,126,889	—	14,146,476
Financials	227,827,476	227,827,476	—	—
Health Care	1,346,379,310	1,299,458,167	46,921,143	—
Industrials	458,256,923	458,256,923	—	—
Information Technology	1,656,444,700	1,653,968,344	—	2,476,356
Materials	117,261,340	117,261,340	—	—
Telecommunication Services	61,288,688	61,288,688	—	—
Utilities	19,027,425	19,027,425	—	—
TOTAL COMMON STOCKS	$ 5,478,366,322	$ 5,409,441,461	$52,216,449	$16,708,412

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	128,382,546	128,382,546	—	—
PREFERRED STOCKS
Consumer Discretionary	2,545,472	—	—	2,545,472
Health Care	19,551,065	—	—	19,551,065
Information Technology	11,415,105	—	—	11,415,105
TOTAL PREFERRED STOCKS	$33,511,642	—	—	$33,511,642
REAL ESTATE INVESTMENT TRUST
Financials	63,337,656	63,337,656	—	—
SPECIAL PURPOSE VEHICLE
Financials	2,715,111	—	—	2,715,111
TOTAL INVESTMENTS IN
SECURITIES	$ 5,706,313,277	$ 5,601,161,663	$52,216,449	$52,935,165
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	33,013,317	33,013,317	—	—
Financials	26,275,209	26,275,209	—	—
Health Care	5,585,990	5,585,990	—	—
Industrials	51,949,337	51,949,337	—	—
Information Technology	27,752,609	27,752,609	—	—
Materials	8,708,032	8,708,032	—	—
TOTAL COMMON STOCKS	$153,284,494	$153,284,494	—	—
REAL ESTATE INVESTMENT TRUST
Financials	8,307,508	8,307,508	—	—
TOTAL SECURITIES SOLD SHORT $	161,592,002	$161,592,002	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 21,118,799	$ 21,117,062	—	$1,737
Consumer Staples	5,983,185	5,983,185	—	—
Financials	729,344	729,344	—	—
Health Care	7,952,341	7,952,341	—	—
Industrials	16,687,864	16,687,864	—	—
Information Technology	24,414,747	24,414,747	—	—
Materials	1,735,187	1,735,187	—	—
Utilities	2,908,325	2,908,325	—	—
TOTAL COMMON STOCKS	$81,529,792	$81,528,055	—	$1,737
MASTER LIMITED PARTNERSHIP
Utilities	38,367	38,367	—	—
PREFERRED STOCKS
Consumer Discretionary	48,497	—	—	48,497
TOTAL INVESTMENTS IN
SECURITIES	$81,616,656	$81,566,422	—	$50,234

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,834,727	$2,834,727	—	—
Consumer Staples	280,055	280,055	—	—
Energy	562,846	562,846	—	—
Financials	310,067	310,067	—	—
Health Care	1,418,721	1,418,721	—	—
Industrials	1,494,441	1,494,441	—	—
Information Technology	1,706,329	1,706,329	—	—
Materials	390,988	390,988	—	—
Telecommunication Services	116,012	116,012	—	—
TOTAL COMMON STOCKS	$9,114,186	$9,114,186	—	—
MASTER LIMITED PARTNERSHIP
Financials	129,564	129,564	—	—
TOTAL INVESTMENTS IN
SECURITIES	$9,243,750	$9,243,750	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 10,004,543	$ 10,004,543	—	—
Consumer Staples	2,634,649	2,634,649	—	—
Energy	1,331,211	1,065,064	—	266,147
Financials	3,817,596	3,817,596	—	—
Health Care	17,732,416	17,732,416	—	—
Industrials	7,005,326	7,005,326	—	—
Information Technology	24,471,051	24,130,146	293,936	46,969
Materials	1,404,741	1,404,741	—	—
Utilities	175,230	175,230	—	—
TOTAL COMMON STOCKS	$68,576,763	$67,969,711	$293,936	$313,116
MASTER LIMITED PARTNERSHIP
Energy	350,183	350,183	—	—
Financials	1,764,288	1,764,288	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,114,471	$2,114,471	—	—
PREFERRED STOCKS
Health Care	618,133	—	—	618,133
Information Technology	216,506	—	—	216,506
TOTAL PREFERRED STOCKS	$834,639	—	—	$834,639
REAL ESTATE INVESTMENT TRUST
Financials	1,595,946	1,595,946	—	—
RIGHTS
Health Care	25,932	—	—	25,932
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Financials	24,999,776	—	24,999,776	—
SPECIAL PURPOSE VEHICLE
Financials	159,212	—	—	159,212
TOTAL INVESTMENTS IN
SECURITIES	$98,306,739	$71,680,128	$25,293,712	$1,332,899

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	1,454,278	1,454,278	—	—
Consumer Staples	269,419	269,419	—	—
Energy	253,988	253,988	—	—
Financials	2,367,678	2,367,678	—	—
Health Care	1,643,698	1,643,698	—	—
Industrials	1,674,718	1,674,718	—	—
Information Technology	4,235,328	4,235,328	—	—
Market Indices	1,179,767	1,179,767	—	—
Materials	348,755	348,755	—	—
TOTAL COMMON STOCKS	$13,427,629	$13,427,629	—	—
REAL ESTATE INVESTMENT TRUST
Financials	652,836	652,836	—	—
TOTAL SECURITIES SOLD SHORT $	14,080,465	$14,080,465	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,236,619	$901,327	$3,335,292	—
Consumer Staples	2,018,064	917,470	1,100,594	—
Energy	787,792	—	787,792	—
Financials	6,188,814	1,716,755	4,472,059	—
Health Care	1,497,253	365,085	1,132,168	—
Industrials	2,220,069	827,194	1,392,875	—
Information Technology	5,959,160	1,813,235	4,145,925	—
Materials	1,699,520	749,605	949,915	—
Telecommunication Services	1,141,197	249,772	891,425	—
Utilities	786,509	283,200	503,309	—
TOTAL COMMON STOCKS	$26,534,997	$7,823,643	$18,711,354	—
SPECIAL PURPOSE VEHICLE
Financials	43,241	—	—	43,241
TOTAL INVESTMENTS IN
SECURITIES	$26,578,238	$7,823,643	$18,711,354	$43,241

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2014	$2,208,793
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(1,499,381)
Purchases, issuances, sales, and settlements	–
Purchases	15,999,000
Sales	–
Closing balance at July 31, 2015	16,708,412
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$(1,499,381)

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2014	$20,225,421
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	222,167
Purchases, issuances, sales, and settlements	–
Purchases	13,104,054
Sales	–
Closing balance at July 31, 2015	33,551,642
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$222,167

Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	–
Purchases	2,715,111
Sales	–
Closing balance at July 31, 2015	2,715,111
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$–

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Green Fund	Common Stocks
Opening balance at November 1, 2014	$2,063
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(326)
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	1,737
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$(326)

Alger Green Fund	Preferred Stocks
Opening balance at November 1, 2014	$57,589
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(9,092)
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	48,497
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$(9,092)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2014	$39,966
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(27,850)
Purchases, issuances, sales, and settlements	–
Purchases	301,000
Sales	–
Closing balance at July 31, 2015	313,116
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$(27,850)

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2014	$314,186
Transfers into Level 3	320,069
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	14,003
Purchases, issuances, sales, and settlements	–
Purchases	186,381
Sales	–
Closing balance at July 31, 2015	834,639
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$14,003

Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2014	$159,212
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	159,212
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$–

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2014	$25,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	25,932
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$–

Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	43,241
Sales	–
Closing balance at July 31, 2015	43,241
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 07/31/2015	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	July 31, 2015	Methodology	Input	Range
Alger Spectra Fund
Common Stocks	$ 2,561,936	Income	Discount Rate	10-40%
Approach
Common Stocks	$ 3,500,024	Cost	Purchase Price	Cost
Approach
Preferred Stocks	$ 17,373,772	Income	Discount Rate	10-40%
Approach
Special Purpose Vehicle	$ 2,715,111	Cost	Purchase Price	Cost
Approach
Alger Green Fund
Common Stocks	$ 1,737	Income	Discount Rate	40%
Approach
Preferred Stocks	$ 48,497	Income	Discount Rate	40%
Approach
Alger Dynamic Opportunities Fund
Common Stocks	$ 46,969	Income	Discount Rate	10.%
Approach
Common Stocks	$ 266,147	Cost	Purchase Price	Cost
Approach
Preferred Stocks	$ 834,639	Income	Discount Rate	10-20%
Approach
Rights	$ 25,932	Transaction Cost	Probability of	0% - 44%
Success
Special Purpose Vehicle	$ 159,212	Cost	Purchase Price	Cost
Approach
Alger Emerging Markets Fund
Special Purpose Vehicle	$ 43,241	Cost	Purchase Price	Cost
Approach

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2015, the Alger Spectra Fund, Alger Dynamic Opportunities Fund, and
Alger Emerging Markets Fund, transferred $46,921,143, $16,989,124, and $16,989,124, respectively, from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2015, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$ 74,455,894	$ 74,455,894	—	—
Alger Green Fund	2,683,491	2,683,491	—	—
Alger Analyst Fund	125,257	125,257	—	—
Alger Dynamic Opportunities Fund	19,677,854	19,677,854	—	—
Alger Emerging Markets Fund	935,021	935,021	—	—
Total	$ 97,877,517	$ 97,877,517	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending July 31, 2015

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or affiliates owned 5% or more of the company’s voting securities during all or part of the

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

period ended July 31, 2015. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at					Value at
	October 31,			Shares at	Dividend	July 31, 2015
Security	2014	Additions	Reductions	July 31, 2015	Income
Alger Spectra Fund
Common Stocks
Choicestream Inc.*	178,292	—	—	178,292	—	$85,580
Preferred Stocks
Choicestream, Inc.	5,303,067	—	—	5,303,067	—	$2,545,472
Class A & Class B*
Prosetta Biosciences,	—	2,912,012	—	2,912,012	—	$13,104,054
Inc.*

Alger Green Fund
Common Stocks
Choicestream Inc.*	3,619	—	—	3,619	—	$1,737
Preferred Stocks
Choicestream, Inc.	101,034	—	—	101,034	—	$48,497
Class A & Class B*
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences,	—	41,418	—	41,418	—	$186,381
Inc.*
Tolero Pharmaceuticals,	106,120	—	—	106,120	—	$320,069
Inc.*

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 24, 2015